Investments accounted for using equity method - Details of Investment in Associates (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)
Disclosure of associates [line items]
Carrying amount	$ 4,353,448	$ 141,668	$ 3,900,449
JMC ELECTRONICS CO., LTD. [member]
Disclosure of associates [line items]
Carrying amount	267,070		304,437
Unimos Shanghai [member]
Disclosure of associates [line items]
Carrying amount	$ 4,086,378		$ 3,596,012